Employees benefits	12 Months Ended
Dec. 31, 2023
Employees Benefits
Employees benefits

19.	Employees benefits
19.1.	Supplementary pension plans

The Company is the sponsor of the following pension plans for its employees and executives: i) Plan II – Variable Contribution with Defined Benefit option – closed for admissions; ii) Plan III – Defined Contribution – open for admissions; and iii) FAF Plan – Defined Benefit - closed for admissions.

These plans are managed by BRF Previdência, a closed supplementary pension entity, of non-economic and non-profit nature, and through its Deliberative Board, is responsible for defining pension objectives and policies, as well as establishing fundamental guidelines aa well as organization, operation and management rules. The Deliberative Board is composed of representatives from the sponsor and participants, in the proportion of 2/3 and 1/3 respectively.

19.1.1.	Defined benefit plans

The Plan II is a variable contribution plan structured as defined contribution during the accumulation of mathematic provisions and at the benefit grant date the beneficiary may choose to convert the accumulated balance in a lifetime monthly income (defined benefit). The main related actuarial risks are (i) survival rates above the mortality tables and (ii) actual return on equity below the actual discount rate.

The FAF (Fundação Attílio Francisco Xavier Fontana) Plan aims to complement the benefit paid by the Brazilian Social Security (“INSS – Instituto Nacional de Seguridade Social”). The benefit is calculated based on the income of the participant and the amounts vary according to the type of the retirement and other criteria defined by the plan. The main actuarial risks related are: (i) survival rates above the mortality tables, (ii) turnover lower than expected, (iii) salary growth higher than expected, (iv) actual return on equity below the actual discount rate, (v) changes to the rules of social security, and (vi) actual family composition of the retired employee or executive different than the established assumption.

The actuarial calculations of the plans managed by BRF Previdência are prepared annually by independent specialists and reviewed by Management, according to the rules in force.

In the case of a deficit in the plans results, in amounts higher than those defined by legislation, the sponsor, the participants and the beneficiaries, must support the plan according to the proportion of their contributions.

The economic benefit presented as an asset considers only the portion of the surplus that is actually recoverable. The recovery of the surplus on the plans is through reductions in future contributions.

19.1.2.	Defined contribution plan

The Plan III is a defined contribution plan, in which the contributions are known and the benefit depends directly on the contributions made by participants and sponsors, on the contribution time and on the returns obtained through the investment of the contributions. The contributions made by the Company in the year ended December 31, 2023 amounted R$26,911 (R$25,507 for the year ended December 31, 2022). On December 31, 2023, the plan had 35,644 participants (39,715 participants as of December 31, 2022).

When the participants of the Plans II and III terminate the employment relationship with the sponsor, the unused balance of the contributions made by the sponsor forms a surplus fund that may be used to compensate future contributions of the sponsor.

19.1.3.	Rollforward of defined benefit and variable contribution

The assets and actuarial liabilities, as well as the movement of the related rights and obligations are presented below:

	FAF		Plan II
	12.31.23	12.31.22	12.31.23	12.31.22
Composition of actuarial assets and liabilities
Present value of actuarial liabilities	3,348,786	3,121,348	21,789	20,822
Fair value of assets	(3,647,431)	(3,603,611)	(22,845)	(22,745)
(Surplus) Deficit	(298,645)	(482,263)	(1,056)	(1,923)
Irrecoverable surplus - (asset ceiling)	298,645	482,263	1,056	1,923
Net actuarial (assets) liabilities	-	-	-	-

Rollforward of irrecoverable surplus
Beginning balance of irrecoverable surplus	482,263	207,230	1,923	-
Interest on irrecoverable surplus	47,021	18,152	187	-
Changes in irrecoverable surplus during the year	(230,639)	256,881	(1,054)	1,923
Ending balance of irrecoverable surplus	298,645	482,263	1,056	1,923

Rollforward of present value of actuarial liabilities
Beginning balance of the present value of liabilities	3,121,348	3,340,497	20,822	23,981
Interest on actuarial obligations	293,231	283,241	1,935	1,997
Current service cost	18,153	23,189	-	-
Benefit paid	(233,865)	(213,804)	(1,947)	(1,838)
Actuarial losses - experience	81,782	(36,292)	460	(1,358)
Actuarial (gains) losses - economic hypotheses	68,137	(242,957)	519	(1,414)
Actuarial (gains) losses - demographic hypothesis	-	(32,526)	-	(546)
Ending balance of actuarial liabilities	3,348,786	3,121,348	21,789	20,822

Rollforward of the fair value of the assets
Beginning balance of the fair value of plan assets	(3,603,611)	(3,547,727)	(22,745)	(22,298)
Interest income on assets plan	(340,252)	(301,394)	(2,122)	(1,851)
Benefit paid	233,865	213,804	1,947	1,838
Return on assets higher (lower) than projection	62,567	31,706	75	(434)
Ending Balance of the fair value of the assets	(3,647,431)	(3,603,611)	(22,845)	(22,745)

Rollforward of comprehensive income
Beginning balance	23,190	26,741	3,385	(2,485)
Reversion to accumulated losses	(23,190)	(26,741)	(3,385)	2,485
Actuarial gains (losses)	(149,919)	311,776	(979)	2,772
Return on assets higher (lower) than projection	(62,567)	(31,705)	(75)	434
Changes on irrecoverable surplus	230,639	(256,881)	1,054	179
Ending balance of comprehensive income	18,153	23,190	-	3,385

Costs recognized in statement of income
Current service costs	(18,153)	(23,190)	-	-
Interest on actuarial obligations	(293,231)	(283,241)	(1,935)	(1,997)
Projected return on assets	340,252	301,394	2,122	1,851
Interest on irrecoverable surplus	(47,021)	(18,153)	(187)	-
Costs recognized in statement of income	(18,153)	(23,190)	-	(146)

Estimated costs for the next year
Costs of defined benefit	(19,226)	(18,153)	-	-
Estimated costs for the next year	(19,226)	(18,153)	-	-

19.1.4.	Actuarial assumptions and demographic data

The main actuarial assumptions and demographic data used in the actuarial calculations are presented below:

	FAF		Plan II
	12.31.23	12.31.22	12.31.23	12.31.22
Actuarial assumptions
Economic hypothesis
Discount rate	9.54%	9.75%	9.43%	9.73%
Inflation rate	3.50%	3.50%	3.50%	3.50%
Wage growth rate	4.60%	4.60%	N/A	N/A
Demographic hypothesis
Mortality schedule	AT-2000 Basic, by gender	AT-2000 Basic, by gender	AT-2000 Basic, by gender	AT-2000 Basic, by gender
Mortality schedule - Disabled	CSO-58	CSO-58	CSO-58	CSO-58
Demographic data
Number of active participants	5,314	5,669	-	-
Number of beneficiary participants assisted	7,972	7,884	51	51

19.1.5.	The composition of the investment portfolios

The composition of the investment portfolios is presented below:

	FAF				Plan II
	12.31.23		12.31.22		12.31.23		12.31.22
Composition of the fund's portfolio
Fixed income	2,607,913	71.5%	2,385,591	66.2%	20,629	90.3%	19,969	87.8%
Variable income	339,211	9.3%	421,622	11.7%	937	4.1%	1,115	4.9%
Real estate	368,391	10.1%	342,343	9.5%	23	0.1%	23	0.1%
Other	331,916	9.1%	454,055	12.6%	1,256	5.5%	1,638	7.2%
	3,647,431	100.0%	3,603,611	100.0%	22,845	100.0%	22,745	100.0%
% of nominal return on assets	9.44%		8.50%		9.33%		8.30%

19.1.6.	Expected benefit payments and average term of payments

The following amounts represent the expected benefit payments for future periods and the average duration of the plan’s obligations:

	FAF	Plan II
2024	240,517	1,954
2025	239,946	1,935
2026	239,731	1,914
2027	240,288	1,888
2028	239,854	1,859
2029 to 2033	1,223,676	8,698
Weighted average duration - in years	10.95	8.88

19.1.7.	Sensitivity analysis of the defined benefit plan - FAF

The quantitative sensitivity analysis regarding the relevant assumptions of defined benefit plan – FAF on December 31, 2023 is presented below:

	Assumptions utilized	Variation of (+1%)		Variation of (-1%)
Relevant assumptions		Average rate	Actuarial liabilities	Average rate	Actuarial liabilities
Benefit plan - FAF
Discount rate	9.54%	10.54%	3,031,526	8.54%	3,729,735
Wage growth rate (1)	1.06%	2.06%	3,373,686	0.06%	3,322,461

(1)  Actual rate.

19.2.	Employee benefits: description and characteristics of benefits and associated risks

	Liabilities
	12.31.23	12.31.22
Medical assistance	66,245	119,729
F.G.T.S. Penalty (1)	70,535	60,657
Award for length of service	125,991	112,225
Other	278,050	228,701
	540,821	521,312

Current	86,423	64,367
Non-current	454,398	456,945
(1)	FGTS – Government Severance Indemnity Fund for Employees.

The Company has the policy to offer the following post-employment and other employee benefits plans in addition to the pension plans, which are measured by actuarial calculation and recognized in the financial statement:

19.2.1.   Medical plan

The Company offers a medical plan with fixed contribution to the retired employees according to the Law No. 9,656/98.

It is ensured to the retired employee that has contributed to the health plan during the employment relationship for at least 10 years, the right of maintenance as beneficiary, on the same conditions of coverage existing when the employment contract was in force. The main related actuarial risks are (i) survival rates above the mortality tables, (ii) turnover lower than expected and (iii) medical costs growth higher than expected.

19.2.2.   F.G.T.S. penalty by dismissal on retirement

As settled by the Regional Labor Court (“TRT”) on April 20, 2007, retirement does not affect the employment contract between the Company and its employees. However, when the employee is retired through INSS and is dismissed from the Company, the Company may, in certain cases, enter into a mutual agreement granting the payment of the benefit equivalent to the 20% penalty on the F.G.T.S. balance. The main related actuarial risks are: (i) survival rates above the mortality tables, (ii) turnover lower than expected and (iii) salary growth higher than expected.

19.2.3.   Award for length of service

The Company has the policy to reward active employees that attain at least 10 years of services rendered and subsequently every 5 years, with an additional remuneration. The main related actuarial risks rare, (i) turnover lower than expected, (ii) salary growth higher than expected and (iii) survival rates above the mortality tables.

19.2.4.   Other - Brazil

i.	Retirement compensation

On retirement, employees with more than 8 years of services rendered to the Company are eligible for additional compensation. The main actuarial related risks are (i) turnover lower than expected, (ii) salary growth higher than expected and (iii) survival rates above the mortality tables.

ii.	Life insurance

The Company offers life insurance benefits to the employees who, at the time of their termination, are retired and during the employment contract opted for the insurance, with the period of benefit varying from 2 to 3 years. The main related actuarial risks are (i) survival rates above the mortality tables, (ii) turnover lower than expected and (iii) salary growth higher than expected.

19.2.5.   Other – foreign entities

The Company has a liability recorded for defined benefit plans to certain subsidiaries located in Turkey, Saudi Arabia, Qatar, United Arab Emirates, Oman and Kuwait, related to end of service payments when certain conditions are met, which varies based on the labor laws for each country. The main related actuarial risks are: (i) survival rates above the mortality tables, (ii) turnover lower than expected and (iii) salary growth higher than expected.

19.2.6.   Rollforward of actuarial liabilities

The rollforward of actuarial liabilities related to other benefits, which was prepared based on actuarial report reviewed by the Management, are as follows:

	Medical plan		F.G.T.S. penalty		Award for length of service		Other (1)
	12.31.23	12.31.22	12.31.23	12.31.22	12.31.23	12.31.22	12.31.23	12.31.22
Composition of actuarial liabilities
Present value of actuarial liabilities	66,245	119,729	70,535	60,657	125,991	112,225	278,050	228,700
Net actuarial liabilities	66,245	119,729	70,535	60,657	125,991	112,225	278,050	228,700

Rollforward of present value of actuarial liabilities
Beginning balance of present value of actuarial liabilities	119,729	195,345	60,657	53,881	112,225	98,474	228,700	203,202
Interest on actuarial liabilities	11,434	16,805	5,052	4,071	10,104	7,997	16,947	15,388
Current service costs	508	678	2,669	2,480	5,707	5,221	22,123	22,804
Past service costs	-	-	-	-	-	-	3,326	-
Benefits paid directly by the Company	(4,562)	(8,811)	(4,937)	(11,482)	(16,201)	(14,542)	(44,141)	(26,633)
Business combination	-	-	-	-	-	-	-	-
Actuarial (gains) losses - experience	(62,276)	(55,928)	5,938	13,589	12,745	17,357	103,847	15,764
Actuarial (gains) losses - demographic hypothesis	-	(12,325)	-	2,237	-	1,935	(6,504)	1,623
Actuarial (gains) losses - economic hypothesis	1,412	(16,035)	1,156	(4,119)	1,411	(4,217)	(6,747)	19,775
Actuarial (gains) losses - exchange variation	-	-	-	-	-	-	(39,501)	(23,223)
Ending balance of liabilities	66,245	119,729	70,535	60,657	125,991	112,225	278,050	228,700

Rollforward of the fair value of the assets
Benefits paid directly by the Company	4,562	8,811	4,937	11,482	16,201	14,542	44,141	26,633
Contributions of the sponsor	(4,562)	(8,811)	(4,937)	(11,482)	(16,201)	(14,542)	(44,141)	(26,633)
Ending Balance of the fair value of the assets	-	-	-	-	-	-	-	-

Rollforward of comprehensive income
Beginning balance	49,568	(34,720)	(5,071)	6,636	-	-	(84,008)	(84,050)
Actuarial gains (losses)	60,864	84,288	(7,094)	(11,707)	-	-	(90,596)	(37,162)
Exchange variation	-	-	-	-	-	-	40,331	37,204
Ending balance of comprehensive income	110,432	49,568	(12,165)	(5,071)	-	-	(134,273)	(84,008)

Costs recognized in statement of income
Interest on actuarial liabilities	(11,434)	(16,805)	(5,052)	(4,071)	(10,104)	(7,997)	(16,947)	(15,388)
Current service costs	(508)	(678)	(2,669)	(2,480)	(5,707)	(5,221)	(22,123)	(22,804)
Past service costs		-	-	-	-	-	(3,326)	-
Immediate recognition of reduction	-	-	-	-	(14,156)	(15,075)	-	-
Cost recognized in statement of income	(11,942)	(17,483)	(7,721)	(6,551)	(29,967)	(28,293)	(42,396)	(38,192)

Estimated costs for the next year
Current service costs	(19)	(508)	(3,021)	(2,669)	(6,146)	(5,707)	(30,317)	(22,804)
Interest on actuarial liabilities	(6,268)	(11,434)	(5,669)	(5,052)	(10,893)	(10,104)	(35,728)	(15,388)
Estimated costs for the next year	(6,287)	(11,942)	(8,690)	(7,721)	(17,039)	(15,811)	(66,045)	(38,192)
(1)	Considers the sum of the retirement compensation, life insurance benefits and compensation for time of service granted in certain subsidiaries of Company.

19.2.7.   Actuarial assumptions and demographic data

The main actuarial assumptions and demographic data used in the actuarial calculations are summarized below:

	Medical plan		F.G.T.S. penalty		Other (1)
Actuarial assumptions	12.31.23	12.31.22	12.31.23	12.31.22	12.31.23	12.31.22
Economic hypothesis
Discount rate	9.61%	9.73%	9.42%	9.66%	13.77%	8.71%
Inflation rate	3.50%	3.50%	3.50%	3.50%	11.75%	4.88%
Medical inflation	6.60%	6.60%	N/A	N/A	N/A	N/A
Wage growth rate	N/A	N/A	3.50%	3.50%	8.34%	4.88%
F.G.T.S. balance growth	N/A	N/A	3.41%	3.70%	N/A	N/A
Demographic hypothesis
Mortality schedule	AT-2000 Basic by gender	AT-2000 Basic by gender	AT-2000 Basic by gender	AT-2000 Basic by gender
Disability entry schedule	N/A	N/A	Vindas Álvaro's attenuated 30%	Vindas Álvaro's attenuated 30%
Schedule of turnover - BRF's historical	2023	2022	2023	2022
Demoraphic data
Number of active participants	1,015	13,776	92,120	91,490
Number of assisted beneficiary participants	1,415	1,610	-	-

19.2.8.   Expected benefit payments and average duration of obligations

The following amounts represent the expected benefit payments for future years (10 years), from the obligation of benefits granted and the average duration of the plan obligations:

Payments	Medical plan	F.G.T.S. penalty	Award for length of service	Other	Total

2024	2,016	20,718	20,704	42,985	86,423
2025	2,350	4,955	16,507	19,058	42,870
2026	2,773	5,652	16,355	20,007	44,787
2027	3,212	6,385	15,453	21,680	46,730
2028	3,603	6,237	18,939	22,861	51,640
2029 to 2033	25,324	41,929	86,808	221,431	375,492
Weighted average duration - in years	15.62	5.59	5.15	9.61

19.2.9.   Sensitivity analysis of post-employment plans

The Company prepared sensitivity analysis regarding the relevant assumptions of the plans as of December 31, 2023, as presented below:

	Assumptions utilized	(+) Variation		(-) Variation
Relevant assumptions		Average (%)	Actuarial liabilities	Average (%)	Actuarial liabilities
Medical plan
Discount rate	9.61%	10.61%	56,322	8.61%	78,929
Medical inflation	6.60%	7.60%	78,902	5.60%	56,260
Award for length of service
Discount rate	9.42%	10.42%	120,327	8.42%	132,249
Turnover	Historical	+3%	107,233	-3%	151,251
F.G.T.S. penalty
Discount rate	9.42%	10.42%	67,125	8.42%	74,375
Wage growth rate	3.50%	4.50%	71,226	2.50%	69,899
Turnover	Historical	+3%	59,720	-3%	86,071